Filed Pursuant to Rule 497(e)

Registration No. 033-01719

THE GABELLI ASSET FUND (the “Fund”)

Supplement dated January 6, 2020, to the Fund’s Summary Prospectus and Statutory Prospectus, both dated April 30, 2019.

Effective January 1, 2020 (the “Effective Date”), Sarah Donnelly and Melody Bryant have been added to the Fund’s portfolio management team.

To reflect the change, please note the following:

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Fund” section in the Summary Prospectus and Statutory Prospectus:

Ms. Sarah Donnelly and Ms. Melody Bryant have served as portfolio managers of the Fund since January 1, 2020.

The first paragraph of the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus, is replaced in its entirety with the following:

The following paragraphs are added immediately after the fourth paragraph in the section “Management of the Fund—The Portfolio Managers” of the Statutory Prospectus:

Ms. Sarah Donnelly has served as a portfolio manager of the Fund since January 1, 2020. Ms. Donnelly serves as a portfolio manager for Gabelli Funds, LLC. She is also a Senior Vice President of Associated Capital Group, Inc., serving as the Health & Wellness research platform leader and research analyst covering food, household, and personal care products. Ms. Donnelly joined GAMCO Investors, Inc. in 1999 as a junior research analyst working with the consumer staples and media analysts. She received a B.S. in Business Administration with a concentration in Finance from Fordham University and currently serves on the advisory board of the Gabelli Center for Global Security Analysis at Fordham University.

Ms. Melody Bryant has served as a portfolio manager of the Fund since January 1, 2020. She joined GAMCO Investors, Inc. in September 2018. She has almost thirty years of experience as a portfolio manager. Most recently, Ms. Bryant was a managing director and chief investment officer for Trevor, Stewart, Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)

Registration No. 033-01719

THE GABELLI ASSET FUND (the “Fund”)

Supplement dated January 6, 2020, to the Fund’s Statement of Additional Information,

dated April 30, 2019.

Effective January 1, 2020 (the “Effective Date”), Sarah Donnelly and Melody Bryant have been added to the Fund’s portfolio management team.

To reflect the addition, please note the following:

In the “Portfolio Manager Information” section, under the “Other Accounts Managed” sub-section, the following is added with information as of September 30, 2019:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Sarah Donnelly	Registered Investment Companies:	4	$3.4 billion	1	$2.4 billion
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	16	$12.8 million	0	$0

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Melody Bryant	Registered Investment Companies:	1	$42.1 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	57	$76.0 million	0	$0

Under the “Ownership of Shares in the Fund” sub-section, the following is added:

Team Member	Dollar Range of Equity Securities Held in each Fund*
Sarah Donnelly	A
Melody Bryant	A

* Key to Dollar Ranges – Information as of December 31, 2018, except the information for Ms. Donnelly and Ms. Bryant, which is as of September 30, 2019

A.        None

B.        $1 – $10,000

C.        $10,001 – $50,000

D.        $50,001 – $100,000

E.        $100,001 - $500,000

F.        $500,001 – $1,000,000

G.        over $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE